Pioneer Equity Income Fund

Schedule of Investments | July 31, 2019

Ticker Symbols: Class A PEQIX Class C PCEQX Class K PEQKX Class R PQIRX Class Y PYEQX

Schedule of Investments | 7/31/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 98.3%
	COMMON STOCKS - 98.3% of Net Assets
	Aerospace & Defense - 1.0%
148,483	Raytheon Co.	$27,066,966
	Total Aerospace & Defense	$27,066,966
	Auto Components - 1.1%
750,741	BorgWarner, Inc.	$28,378,010
	Total Auto Components	$28,378,010
	Banks - 7.8%
1,747,506	Bank of America Corp.	$53,613,484
607,708	BB&T Corp.	31,315,193
292,368	Comerica, Inc.	21,401,338
1,815,583	Huntington Bancshares, Inc.	25,872,058
204,080	M&T Bank Corp.	33,520,140
275,957	PNC Financial Services Group, Inc.	39,434,255
	Total Banks	$205,156,468
	Beverages - 0.2%
40,144	PepsiCo., Inc.	$5,130,805
	Total Beverages	$5,130,805
	Capital Markets - 6.0%
746,696	Bank of New York Mellon Corp.	$35,034,977
591,789	Morgan Stanley	26,370,118
254,045	Northern Trust Corp.	24,896,410
425,669	State Street Corp.	24,727,112
417,259	T Rowe Price Group, Inc.	47,312,998
	Total Capital Markets	$158,341,615
	Chemicals - 2.5%
271,994	Celanese Corp.,	$30,509,567
136,046	Corteva, Inc.	4,013,357
136,046	Dow, Inc.	6,590,068
136,046	DuPont de Nemours, Inc.	9,817,079
213,557	HB Fuller Co.	10,210,160
94,658	Johnson Matthey Plc (A.D.R.)	7,274,467
	Total Chemicals	$68,414,698
	Commercial Services & Supplies - 0.8%
192,664	MSA Safety, Inc.	$20,297,152
	Total Commercial Services & Supplies	$20,297,152
	Communications Equipment - 1.6%
765,989	Cisco Systems, Inc.	$42,435,790
	Total Communications Equipment	$42,435,790
	Consumer Discretionary - 0.8%
483,765	Comcast Corp.,	$20,884,135
	Total Consumer Discretionary	$20,884,135
	Consumer Finance - 0.9%
255,426	Discover Financial Services	$22,921,929
	Total Consumer Finance	$22,921,929
	Containers & Packaging - 0.7%
393,668	International Paper Co.	$17,285,962
	Total Containers & Packaging	$17,285,962
	Distributors - 0.7%
190,868	Genuine Parts Co.	$18,537,100
	Total Distributors	$18,537,100
	Diversified Telecommunication Services - 2.6%
243,789	BCE, Inc.	$10,997,322
1,036,458	Verizon Communications, Inc.	57,285,034
	Total Diversified Telecommunication Services	$68,282,356
	Electric Utilities - 1.4%
750,138	Alliant Energy Corp.	$37,161,836
	Total Electric Utilities	$37,161,836
	Electrical Equipment - 0.5%
194,000	Emerson Electric Co.	$12,586,720
	Total Electrical Equipment	$12,586,720
	Electronic Equipment, Instruments & Components - 0.7%
205,277	TE Connectivity, Ltd.	$18,967,595
	Total Electronic Equipment, Instruments & Components	$18,967,595
	Equity Real Estate Investment Trusts (REITs) - 3.6%
248,490	Alexandria Real Estate Equities, Inc.	$36,368,997
170,333	Camden Property Trust	17,665,235
75,925	Prologis, Inc.	6,120,314
69,105	Simon Property Group, Inc.	11,208,831
294,253	SL Green Realty Corp.	23,858,033
	Total Equity Real Estate Investment Trusts (REITs)	$95,221,410
	Financials - 0.8%
187,115	JPMorgan Chase & Co.	$21,705,340
	Total Financials	$21,705,340
	Food & Staples Retailing - 0.6%
152,659	Wal-Mart, Inc.	$16,850,501
	Total Food & Staples Retailing	$16,850,501
Shares		Value
	Food Products - 8.7%
164,901	Archer-Daniels-Midland Co.	$6,774,133
118,346	Bunge, Ltd.	6,914,957
38,000	Calavo Growers, Inc.	3,360,720
524,353	General Mills, Inc.	27,848,388
215,486	Hershey Co.	32,697,846
171,354	JM Smucker Co.	19,052,851
115,712	John B Sanfilippo & Son, Inc.	10,056,530
395,950	Kellogg Co.	23,052,209
272,268	Lamb Weston Holdings, Inc.	18,274,628
108,000	McCormick & Co., Inc., Class VTG	17,122,320
876,209	Mondelez International, Inc.,	46,868,419
144,172	Nestle SA (A.D.R.)	15,293,766
	Total Food Products	$227,316,767
	Gas Utilities - 0.4%
231,532	National Fuel Gas Co.	$11,053,338
	Total Gas Utilities	$11,053,338
	Health Care Equipment & Supplies - 3.0%
493,321	Abbott Laboratories	$42,968,259
52,068	Becton Dickinson and Co.	13,162,790
513,278	Smith & Nephew Plc (A.D.R.)	23,323,352
	Total Health Care Equipment & Supplies	$79,454,401
	Health Care Providers & Services - 2.9%
189,363	AmerisourceBergen Corp.,	$16,502,986
45,838	Anthem, Inc.	13,504,333
238,310	CVS Health Corp.	13,314,380
49,261	Humana, Inc.	14,618,202
185,080	Quest Diagnostics, Inc.	18,892,966
	Total Health Care Providers & Services	$76,832,867
	Hotels, Restaurants & Leisure - 2.8%
592,187	Cedar Fair LP	$29,887,678
61,921	Cracker Barrel Old Country Store, Inc.	10,756,297
294,269	InterContinental Hotels Group Plc (A.D.R.)	20,642,970
51,508	McDonald's Corp.	10,853,766
	Total Hotels, Restaurants & Leisure	$72,140,711
	Household Products - 0.9%
143,210	Clorox Co.	$23,285,946
	Total Household Products	$23,285,946
	Industrial Conglomerates - 1.0%
147,700	Honeywell International, Inc.	$25,472,342
	Total Industrial Conglomerates	$25,472,342
	Insurance - 6.7%
268,408	Chubb, Ltd.	$41,023,479
299,000	Fidelity National Financial, Inc.	12,821,120
218,531	First American Financial Corp.	12,635,462
466,218	Lincoln National Corp.	30,462,684
360,678	Progressive Corp.	29,207,704
162,774	Prudential Financial, Inc.	16,490,634
867,335	Sun Life Financial, Inc.	35,898,996
	Total Insurance	$178,540,079
	IT Services - 0.9%
47,539	Accenture Plc	$9,155,061
200,000	Leidos Holdings, Inc.	16,420,000
	Total IT Services	$25,575,061
	Leisure Products - 0.5%
100,367	Hasbro, Inc.	$12,160,466
	Total Leisure Products	$12,160,466
	Machinery - 2.0%
469,000	Komatsu, Ltd. (A.D.R.)	$10,472,770
452,079	PACCAR, Inc.	31,708,821
230,213	Timken Co.	10,523,036
	Total Machinery	$52,704,627
	Media - 1.2%
370,961	CBS Corp., Class B	$19,108,201
247,887	Meredith Corp.	13,599,081
	Total Media	$32,707,282
	Metals & Mining - 4.6%
244,318	BHP Group, Ltd. (A.D.R.)	$13,420,388
285,804	Kaiser Aluminum Corp.	27,514,351
274,951	Materion Corp.	17,082,705
537,583	Nucor Corp.	29,233,764
334,678	Reliance Steel & Aluminum Co.	33,451,066
	Total Metals & Mining	$120,702,274
	Multiline Retail - 2.9%
198,246	Kohl's Corp.	$10,677,530
595,647	Macy's, Inc.	13,539,056
779,443	Nordstrom, Inc.	25,807,358
Shares		Value
	Multiline Retail - (continued)
316,086	Target Corp.	$27,309,830
	Total Multiline Retail	$77,333,774
	Multi-Utilities - 3.1%
344,126	Ameren Corp.	$26,046,897
244,031	CMS Energy Corp.	14,207,485
503,294	WEC Energy Group, Inc.	43,011,505
	Total Multi-Utilities	$83,265,887
	Oil, Gas & Consumable Fuels - 8.3%
309,302	Chevron Corp.	$38,078,169
327,830	ConocoPhillips	19,368,196
730,668	Exxon Mobil Corp.	54,332,473
554,275	Occidental Petroleum Corp.	28,467,564
352,560	Phillips 66	36,158,554
257,691	Royal Dutch Shell Plc (A.D.R.)	16,206,187
314,560	Valero Energy Corp.	26,816,240
	Total Oil, Gas & Consumable Fuels	$219,427,383
	Pharmaceuticals - 6.3%
1,123,135	AstraZeneca Plc (A.D.R.)	$48,755,290
336,714	Eli Lilly & Co.	36,684,990
485,458	Merck & Co., Inc.	40,288,160
468,750	Novo Nordisk AS (A.D.R.)	22,462,500
539,167	Pfizer, Inc.	20,941,246
	Total Pharmaceuticals	$169,132,186
	Semiconductors & Semiconductor Equipment - 3.4%
189,352	Analog Devices, Inc.	$22,241,286
89,814	Cabot Microelectronics Corp.	10,925,873
214,000	KLA-Tencor Corp.	29,172,480
227,012	Texas Instruments, Inc.	28,378,770
	Total Semiconductors & Semiconductor Equipment	$90,718,409
	Specialty Retail - 0.4%
50,014	Home Depot, Inc.	$10,687,492
	Total Specialty Retail	$10,687,492
	Technology Hardware, Storage & Peripherals - 1.1%
1,295,745	HP, Inc.	$27,262,475
	Total Technology Hardware, Storage & Peripherals	$27,262,475
	Textiles, Apparel & Luxury Goods - 1.9%
233,306	Carter's, Inc.	$21,702,124
342,801	VF Corp.	29,957,379
	Total Textiles, Apparel & Luxury Goods	$51,659,503
	Trading Companies & Distributors - 1.0%
476,000	Fastenal Co.	$14,660,800
1,743,680	Ferguson Plc (A.D.R.)	13,007,853
	Total Trading Companies & Distributors	$27,668,653
	TOTAL COMMON STOCKS
	(Cost $2,154,057,912)	$2,600,728,311
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 98.3%
	(Cost $2,154,057,912)	$2,600,728,311

Shares		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Value
	AFFILIATED ISSUER - 1.7%
	COMMON STOCK - 1.7% of Net Assets
	Machinery - 1.7%
1,363,363(a)	Gorman-Rupp Co.	3,278,888	–	(1,745,105)	$45,290,919
	Total Machinery				$45,290,919
	TOTAL COMMON STOCK
	(Cost $6,956,764)				$45,290,919
	TOTAL INVESTMENTS IN AFFILIATED ISSUER - 1.7%
	(Cost $6,956,764)				$45,290,919
	OTHER ASSETS AND LIABILITIES - 0.0%				$1,073,578
	NET ASSETS - 100.0%				$2,647,092,808

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.

(a)	Investment held by the Fund representing 5% or more of the outstanding voting stock of such company.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of July 31, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,646,019,230	$–	$–	$2,646,019,230
Total Investments in Securities	$2,646,019,230	$–	$–	$2,646,019,230

During the nine months ended July 31, 2019, there were no transfers between Levels 1, 2 and 3.